OTHER EVENTS (Details)					12 Months Ended
	May 01, 2024 shares	Mar. 29, 2024 USD ($) $ / shares shares	Dec. 26, 2019 shares	Dec. 10, 2019	Jun. 30, 2023 $ / shares shares	Mar. 28, 2024 USD ($) $ / shares shares	Mar. 15, 2023 $ / shares	Jun. 30, 2022 $ / shares shares	Jun. 14, 2021 $ / shares	Apr. 05, 2021 ¥ / shares	Apr. 05, 2021 USD ($) $ / shares shares
OTHER EVENTS
Reverse stock split	0.056	0.056			0.2
Fractional shares		0
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive		1
securities exercisable	18.00%
Exercise price	18.00%
Ordinary shares, shares outstanding	7,927,132
Class A ordinary shares
OTHER EVENTS
Reverse stock split	0.056	0.056		0.2
Authorized share capital | $		$ 58,000				$ 15,725,000					$ 15,725,000
Ordinary shares, shares authorized		500,000,000			500,000,000	150,000,000		500,000,000			150,000,000
Par value (in dollars per share) | (per share)		$ 0.0001			$ 0.0001	$ 0.0925	$ 0.0925	$ 0.0001	$ 0.0925	¥ 0.62	$ 0.0925
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive			23,049,639
Ordinary shares, shares outstanding	141,703,218		4,611,720		2,306,295			1,704,766
Ordinary shares, shares issued					2,306,295			1,704,766
Class B ordinary shares
OTHER EVENTS
Reverse stock split					0.056
Authorized share capital | $											$ 1,850,000
Ordinary shares, shares authorized		80,000,000			80,000,000	20,000,000		80,000,000			20,000,000
Par value (in dollars per share) | (per share)		$ 0.0001			$ 0.0001	$ 0.0925		$ 0.0001		¥ 0.62	$ 0.0925
Ordinary shares, shares outstanding					7,100,000			4,100,000
Ordinary shares, shares issued					7,100,000			4,100,000